                              [ANNOTATED FORM N-Q]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05181

Morgan Stanley Equally-Weighted S&P 500 Fund
                             (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2006

Date of reporting period: September 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY EQUALLY-WEIGHTED S&P 500 FUND
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------

        NUMBER OF
         SHARES                                                                                           VALUE
--------------------------                                                                         ---------------------

                              COMMON STOCKS (98.4%)
                              Advertising/Marketing Services (0.4%)
                  363,858     Interpublic Group of Companies, Inc. (The) *                         $          4,235,307
                   49,118     Omnicom Group, Inc.                                                             4,107,738
                                                                                                   ---------------------
                                                                                                              8,343,045
                                                                                                   ---------------------
                              Aerospace & Defense (1.6%)
                   64,582     Boeing Co.                                                                      4,388,347
                   36,935     General Dynamics Corp.                                                          4,415,579
                   97,498     Goodrich Corp.                                                                  4,323,061
                   52,224     L-3 Communications Holdings, Inc.                                               4,129,352
                   65,737     Lockheed Martin Corp.                                                           4,012,586
                   73,995     Northrop Grumman Corp.                                                          4,021,628
                  107,207     Raytheon Co.                                                                    4,076,010
                   84,637     Rockwell Collins, Inc.                                                          4,089,660
                                                                                                   ---------------------
                                                                                                             33,456,223
                                                                                                   ---------------------
                              Agricultural Commodities/Milling (0.2%)
                  185,502     Archer-Daniels-Midland Co.                                                      4,574,479
                                                                                                   ---------------------

                              Air Freight/Couriers (0.4%)
                   51,137     FedEx Corp.                                                                     4,455,567
                   59,447     United Parcel Service, Inc. (Class B)                                           4,109,571
                                                                                                   ---------------------
                                                                                                              8,565,138
                                                                                                   ---------------------
                              Airlines (0.2%)
                  282,143     Southwest Airlines Co.                                                          4,189,824
                                                                                                   ---------------------

                              Alternative Power Generation (0.1%)
                1,280,566     Calpine Corp. *                                                                 3,316,666
                                                                                                   ---------------------

                              Aluminum (0.2%)
                  153,698     Alcoa, Inc.                                                                     3,753,305
                                                                                                   ---------------------

                              Apparel/Footwear (1.3%)
                  103,239     Cintas Corp.                                                                    4,237,961
                  127,508     Coach, Inc. *                                                                   3,998,651
                  148,575     Jones Apparel Group, Inc.                                                       4,234,387
                  100,853     Liz Claiborne, Inc.                                                             3,965,540
                   52,264     Nike, Inc. (Class B)                                                            4,268,924
                   76,914     Reebok International Ltd.                                                       4,351,025
                   67,723     V.F. Corp.                                                                      3,925,902
                                                                                                   ---------------------
                                                                                                             28,982,390
                                                                                                   ---------------------
                              Apparel/Footwear Retail (0.8%)
                  227,815     Gap, Inc. (The)                                                                 3,970,815
                  201,606     Limited Brands, Inc.                                                            4,118,811
                  120,860     Nordstrom, Inc.                                                                 4,147,915
                  194,345     TJX Companies, Inc. (The)                                                       3,980,186
                                                                                                   ---------------------
                                                                                                             16,217,727
                                                                                                   ---------------------
                              Auto Parts: O.E.M. (0.9%)
                  428,046     Dana Corp.                                                                      4,027,913
                1,062,353     Delphi Corp.                                                                    2,932,094
                   64,717     Eaton Corp.                                                                     4,112,765
                   69,043     Johnson Controls, Inc.                                                          4,284,118
                  436,874     Visteon Corp.                                                                   4,272,628
                                                                                                   ---------------------
                                                                                                             19,629,518
                                                                                                   ---------------------
                              Automotive Aftermarket (0.3%)
                  239,386     Cooper Tire & Rubber Co.                                                        3,655,424

                  267,397     Goodyear Tire & Rubber Co. (The) *                                              4,168,719
                                                                                                   ---------------------
                                                                                                              7,824,143
                                                                                                   ---------------------
                              Beverages: Alcoholic (0.7%)
                   90,723     Anheuser-Busch Companies, Inc.                                                  3,904,718
                   69,861     Brown-Forman Corp. (Class B)                                                    4,159,524
                  142,682     Constellation Brands Inc. (Class A) *                                           3,709,732
                   64,863     Molson Coors Brewing Co. (Class B)                                              4,151,881
                                                                                                   ---------------------
                                                                                                             15,925,855
                                                                                                   ---------------------
                              Beverages: Non-Alcoholic (0.6%)
                   94,522     Coca-Cola Co. (The)                                                             4,082,405
                  210,076     Coca-Cola Enterprises Inc.                                                      4,096,482
                  145,776     Pepsi Bottling Group, Inc. (The)                                                4,161,905
                                                                                                   ---------------------
                                                                                                             12,340,792
                                                                                                   ---------------------
                              Biotechnology (1.4%)
                   51,173     Amgen Inc. *                                                                    4,076,953
                  105,299     Biogen Idec Inc. *                                                              4,157,205
                   99,258     Chiron Corp. *                                                                  4,329,634
                   59,626     Genzyme Corp. *                                                                 4,271,607
                   91,741     Gilead Sciences, Inc. *                                                         4,473,291
                  141,728     MedImmune, Inc. *                                                               4,769,147
                   67,494     Millipore Corp. *                                                               4,244,698
                                                                                                   ---------------------
                                                                                                             30,322,535
                                                                                                   ---------------------
                              Broadcasting (0.4%)
                  129,358     Clear Channel Communications, Inc.                                              4,254,585
                  161,317     Univision Communications, Inc. (Class A) *                                      4,279,740
                                                                                                   ---------------------
                                                                                                              8,534,325
                                                                                                   ---------------------
                              Building Products (0.4%)
                   91,049     American Standard Companies, Inc.                                               4,238,331
                  135,964     Masco Corp.                                                                     4,171,376
                                                                                                   ---------------------
                                                                                                              8,409,707
                                                                                                   ---------------------
                              Cable/Satellite TV (0.2%)
                  135,559     Comcast Corp. (Class A) *                                                       3,982,723
                                                                                                   ---------------------

                              Casino/Gaming (0.4%)
                   58,572     Harrah's Entertainment, Inc.                                                    3,818,309
                  149,660     International Game Technology                                                   4,040,820
                                                                                                   ---------------------
                                                                                                              7,859,129
                                                                                                   ---------------------
                              Chemicals: Agricultural (0.2%)
                   64,547     Monsanto Co.                                                                    4,050,324
                                                                                                   ---------------------

                              Chemicals: Major Diversified (1.1%)
                   93,601     Dow Chemical Co. (The)                                                          3,900,354
                  101,226     Du Pont (E.I.) de Nemours & Co.                                                 3,965,022
                   86,971     Eastman Chemical Co.                                                            4,085,028
                  143,984     Engelhard Corp.                                                                 4,018,593
                  326,487     Hercules Inc. *                                                                 3,989,671
                  101,552     Rohm & Haas Co.                                                                 4,176,834
                                                                                                   ---------------------
                                                                                                             24,135,502
                                                                                                   ---------------------
                              Chemicals: Specialty (0.7%)
                   72,771     Air Products & Chemicals, Inc.                                                  4,012,593
                   70,145     Ashland Inc. *                                                                  3,874,810
                   83,961     Praxair, Inc.                                                                   4,024,251
                   69,051     Sigma-Aldrich Corp.                                                             4,423,407
                                                                                                   ---------------------
                                                                                                             16,335,061
                                                                                                   ---------------------
                              Commercial Printing/Forms (0.2%)
                  117,113     Donnelley (R.R.) & Sons Co.                                                     4,341,379
                                                                                                   ---------------------

                              Computer Communications (0.6%)
                  433,386     Avaya Inc. *                                                                    4,463,876
                  222,621     Cisco Systems, Inc. *                                                           3,991,595
                  120,551     QLogic Corp. *                                                                  4,122,844
                                                                                                   ---------------------
                                                                                                             12,578,315
                                                                                                   ---------------------

                              Computer Peripherals (0.6%)
                  325,193     EMC Corp. *                                                                     4,207,997
                   63,233     Lexmark International, Inc. (Class A) *                                         3,860,375
                  171,864     Network Appliance, Inc. *                                                       4,080,051
                   42,000     Seagate Technology  Inc. (Escrow) *                                                     0
                                                                                                   ---------------------
                                                                                                             12,148,423
                                                                                                   ---------------------
                              Computer Processing Hardware (1.2%)
                   84,799     Apple Computer, Inc. *                                                          4,546,074
                  117,632     Dell, Inc. *                                                                    4,023,014
                1,513,167     Gateway, Inc. *                                                                 4,085,551
                  153,230     Hewlett-Packard Co.                                                             4,474,316
                  128,749     NCR Corp. *                                                                     4,108,381
                1,025,776     Sun Microsystems, Inc. *                                                        4,021,042
                                                                                                   ---------------------
                                                                                                             25,258,378
                                                                                                   ---------------------
                              Construction Materials (0.2%)
                   60,991     Vulcan Materials Co.                                                            4,526,142
                                                                                                   ---------------------

                              Containers/Packaging (1.0%)
                  109,673     Ball Corp.                                                                      4,029,386
                  161,762     Bemis Company, Inc.                                                             3,995,521
                  229,216     Pactiv Corp. *                                                                  4,015,864
                   85,005     Sealed Air Corp. *                                                              4,034,337
                  106,857     Temple-Inland Inc.                                                              4,365,108
                                                                                                   ---------------------
                                                                                                             20,440,216
                                                                                                   ---------------------
                              Contract Drilling (0.8%)
                   62,277     Nabors Industries, Ltd. (Bermuda) *                                             4,473,357
                   61,904     Noble Corp. (Cayman Islands)                                                    4,237,948
                  118,876     Rowan Companies, Inc. *                                                         4,218,909
                   72,290     Transocean Inc. (Cayman Islands) *                                              4,432,100
                                                                                                   ---------------------
                                                                                                             17,362,314
                                                                                                   ---------------------
                              Data Processing Services (1.4%)
                   77,988     Affiliated Computer Services, Inc. (Class A) *                                  4,258,145
                   98,337     Automatic Data Processing, Inc.                                                 4,232,424
                   89,691     Computer Sciences Corp. *                                                       4,243,281
                  296,029     Convergys Corp. *                                                               4,253,937
                   98,383     First Data Corp.                                                                3,935,320
                   97,040     Fiserv, Inc. *                                                                  4,451,225
                  129,242     Paychex, Inc.                                                                   4,792,293
                                                                                                   ---------------------
                                                                                                             30,166,625
                                                                                                   ---------------------
                              Department Stores (0.7%)
                  182,090     Dillard's, Inc. (Class A)                                                       3,802,039
                   63,645     Federated Department Stores, Inc.                                               4,255,941
                   78,033     Kohl's Corp. *                                                                  3,915,696
                   83,687     Penney (J.C.) Co., Inc.                                                         3,968,438
                                                                                                   ---------------------
                                                                                                             15,942,114
                                                                                                   ---------------------
                              Discount Stores (1.3%)
                  356,271     Big Lots, Inc. *                                                                3,915,418
                   94,945     Costco Wholesale Corp.                                                          4,091,180
                  214,023     Dollar General Corp.                                                            3,925,182
                  193,064     Family Dollar Stores, Inc.                                                      3,836,182
                   33,008     Sears Holdings Corp. *                                                          4,106,855
                   76,687     Target Corp.                                                                    3,982,356
                   93,473     Wal-Mart Stores, Inc.                                                           4,095,987
                                                                                                   ---------------------
                                                                                                             27,953,160
                                                                                                   ---------------------
                              Drugstore Chains (0.4%)
                  141,277     CVS Corp.                                                                       4,098,446
                   90,783     Walgreen Co.                                                                    3,944,521
                                                                                                   ---------------------
                                                                                                              8,042,967
                                                                                                   ---------------------
                              Electric Utilities (5.2%)
                  269,781     AES Corp. (The) *                                                               4,432,502
                  143,129     Allegheny Energy, Inc. *                                                        4,396,923
                   76,588     Ameren Corp.                                                                    4,096,692
                  111,662     American Electric Power Co., Inc.                                               4,432,981
                  287,014     CenterPoint Energy, Inc.                                                        4,267,898

                   95,346     Cinergy Corp.                                                                   4,234,316
                  261,914     CMS Energy Corp. *                                                              4,308,485
                   88,191     Consolidated Edison, Inc.                                                       4,281,673
                   71,248     Constellation Energy Group, Inc.                                                4,388,877
                   52,599     Dominion Resources, Inc.                                                        4,530,878
                   88,663     DTE Energy Co.                                                                  4,066,085
                  142,712     Duke Energy Corp.                                                               4,162,909
                   92,889     Edison International                                                            4,391,792
                   55,808     Entergy Corp.                                                                   4,147,651
                   76,292     Exelon Corp.                                                                    4,077,044
                   82,448     FirstEnergy Corp.                                                               4,297,190
                   94,403     FPL Group, Inc.                                                                 4,493,583
                  111,872     PG&E Corp.                                                                      4,390,976
                   92,623     Pinnacle West Capital Corp.                                                     4,082,822
                  134,195     PPL Corp.                                                                       4,338,524
                   92,842     Progress Energy, Inc.                                                           4,154,680
                   64,144     Public Service Enterprise Group, Inc.                                           4,128,308
                  120,092     Southern Co. (The)                                                              4,294,490
                  225,808     TECO Energy, Inc.                                                               4,069,060
                   40,814     TXU Corp.                                                                       4,607,084
                  213,251     Xcel Energy, Inc.                                                               4,181,852
                                                                                                   ---------------------
                                                                                                            111,255,275
                                                                                                   ---------------------
                              Electrical Products (0.8%)
                  163,561     American Power Conversion Corp.                                                 4,236,230
                   59,650     Cooper Industries Ltd. (Class A) (Bermuda)                                      4,124,201
                   60,931     Emerson Electric Co.                                                            4,374,846
                  157,415     Molex Inc.                                                                      4,199,832
                                                                                                   ---------------------
                                                                                                             16,935,109
                                                                                                   ---------------------
                              Electronic Components (0.6%)
                  142,092     Jabil Circuit, Inc. *                                                           4,393,485
                  915,331     Sanmina-SCI Corp. *                                                             3,926,770
                1,054,160     Solectron Corp. *                                                               4,121,766
                                                                                                   ---------------------
                                                                                                             12,442,021
                                                                                                   ---------------------
                              Electronic Equipment/Instruments (1.6%)
                  128,061     Agilent Technologies, Inc. *                                                    4,193,998
                2,334,689     JDS Uniphase Corp. *                                                            5,183,010
                   78,843     Rockwell Automation, Inc.                                                       4,170,795
                  111,034     Scientific-Atlanta, Inc.                                                        4,164,885
                  408,841     Symbol Technologies, Inc.                                                       3,957,581
                  161,569     Tektronix, Inc.                                                                 4,076,386
                  140,763     Thermo Electron Corp. *                                                         4,349,577
                  293,115     Xerox Corp. *                                                                   4,001,020
                                                                                                   ---------------------
                                                                                                             34,097,252
                                                                                                   ---------------------
                              Electronic Production Equipment (0.8%)
                  242,329     Applied Materials, Inc.                                                         4,109,900
                   86,299     KLA-Tencor Corp.                                                                4,207,939
                  159,933     Novellus Systems, Inc. *                                                        4,011,120
                  266,740     Teradyne, Inc. *                                                                4,401,210
                                                                                                   ---------------------
                                                                                                             16,730,169
                                                                                                   ---------------------
                              Electronics/Appliance Stores (0.6%)
                   92,838     Best Buy Co., Inc.                                                              4,041,238
                  255,494     Circuit City Stores - Circuit City Group                                        4,384,277
                  162,229     RadioShack Corp.                                                                4,023,279
                                                                                                   ---------------------
                                                                                                             12,448,794
                                                                                                   ---------------------
                              Electronics/Appliances (0.6%)
                  161,380     Eastman Kodak Co.                                                               3,926,375
                  234,099     Maytag Corp.                                                                    4,274,648
                   56,019     Whirlpool Corp.                                                                 4,244,560
                                                                                                   ---------------------
                                                                                                             12,445,583
                                                                                                   ---------------------

                              Engineering & Construction (0.2%)
                   67,906     Fluor Corp.                                                                     4,371,788
                                                                                                   ---------------------

                              Environmental Services (0.4%)
                  508,323     Allied Waste Industries, Inc. *                                                 4,295,329
                  145,414     Waste Management, Inc.                                                          4,160,295
                                                                                                   ---------------------
                                                                                                              8,455,624
                                                                                                   ---------------------
                              Finance/Rental/Leasing (1.7%)
                   52,944     Capital One Financial Corp.                                                     4,210,107
                   94,239     CIT Group, Inc.                                                                 4,257,718
                  116,695     Countrywide Financial Corp.                                                     3,848,601
                   84,970     Fannie Mae                                                                      3,808,355
                   68,699     Freddie Mac                                                                     3,878,746
                  171,101     MBNA Corp.                                                                      4,215,929
                  225,042     Providian Financial Corp. *                                                     3,978,743
                  123,700     Ryder System, Inc.                                                              4,233,014
                   79,746     SLM Corp.                                                                       4,277,575
                                                                                                   ---------------------
                                                                                                             36,708,788
                                                                                                   ---------------------
                              Financial Conglomerates (1.2%)
                   73,033     American Express Co.                                                            4,195,016
                   90,224     Citigroup, Inc.                                                                 4,106,996
                  117,195     JPMorgan Chase & Co.                                                            3,976,426
                   92,473     Principal Financial Group, Inc.                                                 4,380,446
                   64,078     Prudential Financial, Inc.                                                      4,329,110
                   84,910     State Street Corp.                                                              4,153,797
                                                                                                   ---------------------
                                                                                                             25,141,791
                                                                                                   ---------------------
                              Financial Publishing/Services (0.6%)
                  118,090     Equifax, Inc.                                                                   4,126,065
                   90,659     McGraw-Hill Companies, Inc. (The)                                               4,355,258
                   85,702     Moody's Corp.                                                                   4,377,658
                                                                                                   ---------------------
                                                                                                             12,858,981
                                                                                                   ---------------------
                              Food Distributors (0.2%)
                  125,518     SYSCO Corp.                                                                     3,937,500
                                                                                                   ---------------------

                              Food Retail (0.8%)
                  167,020     Albertson's, Inc.                                                               4,284,063
                  211,315     Kroger Co. *                                                                    4,350,976
                  173,355     Safeway Inc.                                                                    4,437,888
                  129,974     Supervalu, Inc.                                                                 4,044,791
                                                                                                   ---------------------
                                                                                                             17,117,718
                                                                                                   ---------------------
                              Food: Major Diversified (1.4%)
                  136,735     Campbell Soup Co.                                                               4,067,866
                  180,646     ConAgra Foods Inc.                                                              4,470,988
                   88,434     General Mills, Inc.                                                             4,262,519
                  114,225     Heinz (H.J.) Co.                                                                4,173,781
                   91,541     Kellogg Co.                                                                     4,222,786
                   74,475     PepsiCo, Inc.                                                                   4,223,477
                  215,939     Sara Lee Corp.                                                                  4,092,044
                                                                                                   ---------------------
                                                                                                             29,513,461
                                                                                                   ---------------------
                              Food: Meat/Fish/Dairy (0.2%)
                  226,800     Tyson Foods, Inc. (Class A)                                                     4,093,740
                                                                                                   ---------------------

                              Food: Specialty/Candy (0.6%)
                   70,750     Hershey Foods Corp.                                                             3,983,932
                  132,024     McCormick & Co., Inc. (Non-Voting)                                              4,307,943
                   59,812     Wrigley (Wm.) Jr. Co.                                                           4,299,287
                                                                                                   ---------------------
                                                                                                             12,591,162
                                                                                                   ---------------------
                              Forest Products (0.4%)
                  160,597     Louisiana-Pacific Corp.                                                         4,446,931
                   60,339     Weyerhaeuser Co.                                                                4,148,306
                                                                                                   ---------------------
                                                                                                              8,595,237
                                                                                                   ---------------------

                              Gas Distributors (1.1%)
                  879,975     Dynegy, Inc. (Class A) *                                                        4,144,682
                  107,375     KeySpan Corp.                                                                   3,949,252
                  101,171     Nicor Inc.                                                                      4,252,217
                  169,166     NiSource, Inc.                                                                  4,102,275
                   95,231     Peoples Energy Corp.                                                            3,750,197
                   92,869     Sempra Energy                                                                   4,370,415
                                                                                                   ---------------------
                                                                                                             24,569,038
                                                                                                   ---------------------
                              Home Building (0.8%)
                   62,826     Centex Corp.                                                                    4,057,303
                  113,122     D.R. Horton, Inc.                                                               4,097,279
                   54,675     KB Home                                                                         4,002,210
                   97,054     Pulte Homes, Inc.                                                               4,165,558
                                                                                                   ---------------------
                                                                                                             16,322,350
                                                                                                   ---------------------
                              Home Furnishings (0.4%)
                  175,995     Leggett & Platt, Inc.                                                           3,555,099
                  177,437     Newell Rubbermaid, Inc.                                                         4,018,948
                                                                                                   ---------------------
                                                                                                              7,574,047
                                                                                                   ---------------------
                              Home Improvement Chains (0.6%)
                  102,774     Home Depot, Inc. (The)                                                          3,919,800
                   66,400     Lowe's Companies, Inc.                                                          4,276,160
                   89,009     Sherwin-Williams Co.                                                            3,922,627
                                                                                                   ---------------------
                                                                                                             12,118,587
                                                                                                   ---------------------
                              Hospital/Nursing Management (0.8%)
                   82,641     HCA, Inc.                                                                       3,960,157
                  174,720     Health Management Associates, Inc. (Class A)                                    4,100,678
                  104,555     Manor Care, Inc.                                                                4,015,958
                  351,688     Tenet Healthcare Corp. *                                                        3,949,456
                                                                                                   ---------------------
                                                                                                             16,026,249
                                                                                                   ---------------------
                              Hotels/Resorts/Cruiselines (0.8%)
                   83,636     Carnival Corp. (Panama)                                                         4,180,127
                  185,635     Hilton Hotels Corp.                                                             4,143,373
                   66,677     Marriott International, Inc. (Class A)                                          4,200,651
                   70,109     Starwood Hotels & Resorts Worldwide, Inc. *                                     4,008,132
                                                                                                   ---------------------
                                                                                                             16,532,283
                                                                                                   ---------------------
                              Household/Personal Care (1.5%)
                   91,840     Alberto-Culver Co.                                                              4,109,840
                  127,192     Avon Products, Inc.                                                             3,434,184
                   70,823     Clorox Co. (The)                                                                3,933,509
                   80,473     Colgate-Palmolive Co.                                                           4,248,170
                   76,916     Gillette Co. (The)                                                              4,476,511
                  114,225     International Flavors & Fragrances, Inc.                                        4,070,979
                   65,527     Kimberly-Clark Corp.                                                            3,900,822
                   73,387     Procter & Gamble Co. (The)                                                      4,363,591
                                                                                                   ---------------------
                                                                                                             32,537,606
                                                                                                   ---------------------
                              Industrial Conglomerates (1.7%)
                   55,905     3M Co.                                                                          4,101,191
                   78,557     Danaher Corp.                                                                   4,228,723
                  118,963     General Electric Co.                                                            4,005,484
                  104,138     Honeywell International, Inc.                                                   3,905,175
                  106,356     Ingersoll-Rand Co. Ltd. (Class A)                                               4,065,990
                   38,632     ITT Industries, Inc.                                                            4,388,595
                   58,034     Textron, Inc.                                                                   4,162,198
                  137,330     Tyco International Ltd. (Bermuda)                                               3,824,641
                   79,810     United Technologies Corp.                                                       4,137,350
                                                                                                   ---------------------
                                                                                                             36,819,347
                                                                                                   ---------------------
                              Industrial Machinery (0.4%)
                   50,259     Illinois Tool Works Inc.                                                        4,137,823
                   64,090     Parker Hannifin Corp.                                                           4,121,628
                                                                                                   ---------------------
                                                                                                              8,259,451
                                                                                                   ---------------------

                              Industrial Specialties (0.4%)
                  125,787     Ecolab Inc.                                                                     4,016,379
                   65,980     PPG Industries, Inc.                                                            3,905,356
                                                                                                   ---------------------
                                                                                                              7,921,735
                                                                                                   ---------------------
                              Information Technology Services (0.8%)
                  172,872     Citrix Systems, Inc. *                                                          4,346,002
                  189,547     Electronic Data Systems Corp.                                                   4,253,435
                   51,966     International Business Machines Corp.                                           4,168,713
                  592,584     Unisys Corp. *                                                                  3,934,758
                                                                                                   ---------------------
                                                                                                             16,702,908
                                                                                                   ---------------------
                              Insurance Brokers/Services (0.4%)
                  137,162     AON Corp.                                                                       4,400,157
                  142,336     Marsh & McLennan Companies, Inc.                                                4,325,591
                                                                                                   ---------------------
                                                                                                              8,725,748
                                                                                                   ---------------------
                              Integrated Oil (1.0%)
                   32,524     Amerada Hess Corp.                                                              4,472,050
                   68,516     Chevron Corp.                                                                   4,435,041
                   62,799     ConocoPhillips                                                                  4,390,278
                   65,195     Exxon Mobil Corp.                                                               4,142,490
                   83,347     Murphy Oil Corp.                                                                4,156,515
                                                                                                   ---------------------
                                                                                                             21,596,374
                                                                                                   ---------------------
                              Internet Software/Services (0.4%)
                  421,604     Siebel Systems, Inc.                                                            4,355,169
                  123,626     Yahoo!, Inc. *                                                                  4,183,504
                                                                                                   ---------------------
                                                                                                              8,538,673
                                                                                                   ---------------------
                              Investment Banks/Brokers (1.4%)
                   39,278     Bear Stearns Companies, Inc. (The)                                              4,310,760
                  256,499     E*TRADE Group, Inc. *                                                           4,514,382
                   36,677     Goldman Sachs Group Inc. (The)                                                  4,459,190
                   38,359     Lehman Brothers Holdings Inc.                                                   4,468,056
                   71,091     Merrill Lynch & Co., Inc.                                                       4,361,433
                   78,859     Morgan Stanley                                                                  4,253,654
                  302,615     Schwab (Charles) Corp. (The)                                                    4,366,734
                                                                                                   ---------------------
                                                                                                             30,734,209
                                                                                                   ---------------------
                              Investment Managers (1.0%)
                  130,289     Federated Investors, Inc. (Class B)                                             4,329,503
                   54,012     Franklin Resources, Inc.                                                        4,534,848
                  273,561     Janus Capital Group, Inc.                                                       3,952,956
                  131,036     Mellon Financial Corp.                                                          4,189,221
                   64,812     Price (T.) Rowe Group, Inc.                                                     4,232,224
                                                                                                   ---------------------
                                                                                                             21,238,752
                                                                                                   ---------------------
                              Life/Health Insurance (1.2%)
                   94,919     AFLAC, Inc.                                                                     4,299,831
                   81,745     Jefferson-Pilot Corp.                                                           4,182,892
                   83,111     Lincoln National Corp.                                                          4,323,434
                   86,505     MetLife, Inc.                                                                   4,310,544
                   77,517     Torchmark Corp.                                                                 4,095,223
                  215,296     UnumProvident Corp.                                                             4,413,568
                                                                                                   ---------------------
                                                                                                             25,625,492
                                                                                                   ---------------------
                              Major Banks (2.2%)
                   93,880     Bank of America Corp.                                                           3,952,348
                  134,659     Bank of New York Co., Inc. (The)                                                3,960,321
                  101,106     BB&T Corp.                                                                      3,948,189
                   69,484     Comerica, Inc.                                                                  4,092,608
                  173,243     Huntington Bancshares, Inc.                                                     3,892,770
                  123,069     KeyCorp                                                                         3,968,975
                  115,227     National City Corp.                                                             3,853,191
                   74,931     PNC Financial Services Group                                                    4,347,497
                  125,595     Regions Financial Corp.                                                         3,908,516

                   56,796     SunTrust Banks, Inc.                                                            3,944,482
                   82,492     Wachovia Corp.                                                                  3,925,794
                   68,378     Wells Fargo & Co.                                                               4,004,899
                                                                                                   ---------------------
                                                                                                             47,799,590
                                                                                                   ---------------------
                              Major Telecommunications (1.2%)
                   68,696     ALLTEL Corp.                                                                    4,472,797
                  207,899     AT&T Corp.                                                                      4,116,400
                  155,623     BellSouth Corp.                                                                 4,092,885
                  169,239     SBC Communications, Inc.                                                        4,056,659
                  171,101     Sprint Nextel Corp.                                                             4,068,782
                  124,982     Verizon Communications Inc.                                                     4,085,662
                                                                                                   ---------------------
                                                                                                             24,893,185
                                                                                                   ---------------------
                              Managed Health Care (1.4%)
                   50,244     Aetna, Inc.                                                                     4,328,018
                   87,959     Caremark Rx, Inc. *                                                             4,391,793
                   37,729     CIGNA Corp.                                                                     4,446,740
                   49,900     Coventry Health Care, Inc. *                                                    4,292,398
                   88,407     Humana, Inc. *                                                                  4,232,927
                   80,343     UnitedHealth Group Inc.                                                         4,515,277
                   58,651     WellPoint Inc. *                                                                4,446,919
                                                                                                   ---------------------
                                                                                                             30,654,072
                                                                                                   ---------------------
                              Media Conglomerates (0.8%)
                  170,082     Disney (Walt) Co. (The) *                                                       4,104,079
                  255,335     News Corp Inc. (Class A)                                                        3,980,673
                  229,763     Time Warner, Inc.                                                               4,161,008
                  118,570     Viacom Inc. (Class B) (Non-Voting)                                              3,913,996
                                                                                                   ---------------------
                                                                                                             16,159,756
                                                                                                   ---------------------
                              Medical Distributors (0.6%)
                   55,517     AmerisourceBergen Corp.                                                         4,291,464
                   68,527     Cardinal Health, Inc.                                                           4,347,353
                   93,448     McKesson Corp.                                                                  4,434,108
                                                                                                   ---------------------
                                                                                                             13,072,925
                                                                                                   ---------------------
                              Medical Specialties (3.3%)
                  185,816     Applera Corp. - Applied Biosystems Group                                        4,318,364
                   60,750     Bard (C.R.), Inc.                                                               4,011,322
                   53,050     Bausch & Lomb, Inc.                                                             4,280,074
                  106,565     Baxter International, Inc.                                                      4,248,747
                   76,178     Becton, Dickinson & Co.                                                         3,994,013
                  112,193     Biomet, Inc.                                                                    3,894,219
                  169,449     Boston Scientific Corp. *                                                       3,960,023
                   65,742     Fisher Scientific International, Inc. *                                         4,079,291
                   59,864     Guidant Corp.                                                                   4,124,031
                  105,838     Hospira, Inc. *                                                                 4,336,183
                   74,577     Medtronic, Inc.                                                                 3,998,819
                  145,156     Pall Corp.                                                                      3,991,790
                  202,538     PerkinElmer, Inc.                                                               4,125,699
                   93,489     St. Jude Medical, Inc. *                                                        4,375,285
                   82,503     Stryker Corp.                                                                   4,078,123
                  100,221     Waters Corp. *                                                                  4,169,194
                   56,709     Zimmer Holdings, Inc. *                                                         3,906,683
                                                                                                   ---------------------
                                                                                                             69,891,860
                                                                                                   ---------------------
                              Miscellaneous Commercial Services (0.2%)
                  209,539     Sabre Holdings Corp. (Class A)                                                  4,249,451
                                                                                                   ---------------------

                              Miscellaneous Manufacturing (0.2%)
                  104,892     Dover Corp.                                                                     4,278,545
                                                                                                   ---------------------

                              Motor Vehicles (0.6%)
                  412,959     Ford Motor Co.                                                                  4,071,776
                  126,252     General Motors Corp.                                                            3,864,574
                   79,987     Harley-Davidson, Inc.                                                           3,874,570
                                                                                                   ---------------------
                                                                                                             11,810,920
                                                                                                   ---------------------

                              Multi-Line Insurance (0.8%)
                   70,841     American International Group, Inc.                                              4,389,308
                   54,653     Hartford Financial Services Group, Inc. (The)                                   4,217,572
                   46,659     Loews Corp.                                                                     4,311,758
                   76,121     Safeco Corp.                                                                    4,063,339
                                                                                                   ---------------------
                                                                                                             16,981,977
                                                                                                   ---------------------
                              Office Equipment/Supplies (0.4%)
                   75,241     Avery Dennison Corp.                                                            3,941,877
                   94,117     Pitney Bowes, Inc.                                                              3,928,444
                                                                                                   ---------------------
                                                                                                              7,870,321
                                                                                                   ---------------------
                              Oil & Gas Pipelines (0.6%)
                  339,791     El Paso Corp.                                                                   4,723,095
                   45,716     Kinder Morgan, Inc.                                                             4,396,051
                  184,084     Williams Companies, Inc. (The)                                                  4,611,304
                                                                                                   ---------------------
                                                                                                             13,730,450
                                                                                                   ---------------------
                              Oil & Gas Production (1.7%)
                   46,430     Anadarko Petroleum Corp.                                                        4,445,672
                   59,147     Apache Corp.                                                                    4,449,037
                   57,701     Burlington Resources, Inc.                                                      4,692,245
                   69,592     Devon Energy Corp.                                                              4,776,795
                   61,457     EOG Resources, Inc.                                                             4,603,129
                   46,232     Kerr-McGee Corp.                                                                4,489,590
                   50,174     Occidental Petroleum Corp.                                                      4,286,365
                  108,699     XTO Energy Inc.                                                                 4,926,239
                                                                                                   ---------------------
                                                                                                             36,669,072
                                                                                                   ---------------------
                              Oil Refining/Marketing (0.6%)
                   63,861     Marathon Oil Corp.                                                              4,401,939
                   59,058     Sunoco, Inc.                                                                    4,618,336
                   40,190     Valero Energy Corp.                                                             4,543,881
                                                                                                   ---------------------
                                                                                                             13,564,156
                                                                                                   ---------------------
                              Oilfield Services/Equipment (1.3%)
                   73,853     Baker Hughes Inc.                                                               4,407,547
                  133,166     BJ Services Co.                                                                 4,792,644
                   66,808     Halliburton Co.                                                                 4,577,684
                   68,076     National Oilwell, Inc. *                                                        4,479,401
                   52,219     Schlumberger Ltd. (Netherlands Antilles)                                        4,406,239
                   62,936     Weatherford International Ltd. (Bermuda) *                                      4,321,186
                                                                                                   ---------------------
                                                                                                             26,984,701
                                                                                                   ---------------------
                              Other Consumer Services (0.8%)
                   55,587     Apollo Group, Inc. (Class A) *                                                  3,690,421
                  167,580     Block (H.&R.), Inc.                                                             4,018,568
                  201,112     Cendant Corp.                                                                   4,150,952
                  110,530     eBay, Inc. *                                                                    4,553,836
                                                                                                   ---------------------
                                                                                                             16,413,777
                                                                                                   ---------------------
                              Other Consumer Specialties (0.2%)
                   47,489     Fortune Brands, Inc.                                                            3,862,280
                                                                                                   ---------------------

                              Other Metals/Minerals (0.2%)
                   38,430     Phelps Dodge Corp.                                                              4,993,210
                                                                                                   ---------------------

                              Packaged Software (2.4%)
                  139,336     Adobe Systems, Inc.                                                             4,159,180
                  102,467     Autodesk, Inc.                                                                  4,758,567
                  202,827     BMC Software, Inc. *                                                            4,279,650
                  147,400     Computer Associates International, Inc.                                         4,099,194
                  457,108     Compuware Corp. *                                                               4,342,526
                   90,234     Intuit Inc. *                                                                   4,043,386
                  106,262     Mercury Interactive Corp. *                                                     4,207,975
                  161,205     Microsoft Corp.                                                                 4,147,805
                  599,796     Novell, Inc. *                                                                  4,468,480
                  321,698     Oracle Corp. *                                                                  3,985,838

                  627,569     Parametric Technology Corp. *                                                   4,374,156
                  189,270     Symantec Corp. *                                                                4,288,858
                                                                                                   ---------------------
                                                                                                             51,155,615
                                                                                                   ---------------------
                              Personnel Services (0.4%)
                  137,650     Monster Worldwide, Inc. *                                                       4,227,231
                  122,879     Robert Half International, Inc.                                                 4,373,264
                                                                                                   ---------------------
                                                                                                              8,600,495
                                                                                                   ---------------------
                              Pharmaceuticals: Generic Drugs (0.4%)
                  223,714     Mylan Laboratories, Inc.                                                        4,308,732
                  122,119     Watson Pharmaceuticals, Inc. *                                                  4,470,777
                                                                                                   ---------------------
                                                                                                              8,779,509
                                                                                                   ---------------------
                              Pharmaceuticals: Major (1.5%)
                   93,751     Abbott Laboratories                                                             3,975,042
                  163,961     Bristol-Myers Squibb Co.                                                        3,944,902
                   62,913     Johnson & Johnson                                                               3,981,135
                   74,287     Lilly (Eli) & Co.                                                               3,975,840
                  141,892     Merck & Co., Inc.                                                               3,860,881
                  158,327     Pfizer, Inc.                                                                    3,953,425
                  206,787     Schering-Plough Corp.                                                           4,352,866
                   94,590     Wyeth                                                                           4,376,679
                                                                                                   ---------------------
                                                                                                             32,420,770
                                                                                                   ---------------------
                              Pharmaceuticals: Other (0.6%)
                   46,026     Allergan, Inc.                                                                  4,216,902
                   99,737     Forest Laboratories, Inc. *                                                     3,886,751
                  278,367     King Pharmaceuticals, Inc. *                                                    4,281,284
                                                                                                   ---------------------
                                                                                                             12,384,937
                                                                                                   ---------------------
                              Precious Metals (0.4%)
                   99,145     Freeport-McMoRan Copper & Gold, Inc. (Class B)                                  4,817,456
                   93,974     Newmont Mining Corp.                                                            4,432,754
                                                                                                   ---------------------
                                                                                                              9,250,210
                                                                                                   ---------------------
                              Property - Casualty Insurers (1.4%)
                   91,031     ACE Ltd.                                                                        4,284,829
                   74,382     Allstate Corp. (The)                                                            4,112,581
                   47,926     Chubb Corp. (The)                                                               4,291,773
                   97,012     Cincinnati Financial Corp.                                                      4,063,833
                   41,926     Progressive Corp. (The)                                                         4,392,587
                   99,829     St. Paul Travelers Companies, Inc. (The)                                        4,479,327
                   58,001     XL Capital Ltd. (Class A) (Cayman Islands)                                      3,945,808
                                                                                                   ---------------------
                                                                                                             29,570,738
                                                                                                   ---------------------
                              Publishing: Books/Magazines (0.2%)
                   83,203     Meredith Corp.                                                                  4,150,998
                                                                                                   ---------------------

                              Publishing: Newspapers (0.9%)
                  107,943     Dow Jones & Co., Inc.                                                           4,122,343
                   57,731     Gannett Co., Inc.                                                               3,973,625
                   67,556     Knight-Ridder, Inc.                                                             3,964,186
                  126,408     New York Times Co. (The) (Class A)                                              3,760,638
                  110,209     Tribune Co.                                                                     3,734,983
                                                                                                   ---------------------
                                                                                                             19,555,775
                                                                                                   ---------------------
                              Pulp & Paper (0.6%)
                  120,041     Georgia-Pacific Corp.                                                           4,088,596
                  129,891     International Paper Co.                                                         3,870,752
                  142,335     MeadWestvaco Corp.                                                              3,931,293
                                                                                                   ---------------------
                                                                                                             11,890,641
                                                                                                   ---------------------
                              Railroads (0.8%)
                   77,935     Burlington Northern Santa Fe Corp.                                              4,660,513
                   91,863     CSX Corp.                                                                       4,269,792
                  116,391     Norfolk Southern Corp.                                                          4,720,819
                   60,437     Union Pacific Corp.                                                             4,333,333
                                                                                                   ---------------------
                                                                                                             17,984,457
                                                                                                   ---------------------

                              Real Estate Investment Trusts (1.8%)
                  104,025     Apartment Investment & Management Co. (Class A)                                 4,034,089
                  107,063     Archstone-Smith Trust                                                           4,268,602
                  123,850     Equity Office Properties Trust                                                  4,051,133
                  111,885     Equity Residential                                                              4,234,847
                  108,018     Plum Creek Timber Co., Inc.                                                     4,094,962
                   94,403     ProLogis                                                                        4,182,997
                   60,482     Public Storage, Inc.                                                            4,052,294
                   56,526     Simon Property Group, Inc.                                                      4,189,707
                   47,900     Vornado Realty Trust                                                            4,149,098
                                                                                                   ---------------------
                                                                                                             37,257,729
                                                                                                   ---------------------
                              Recreational Products (0.7%)
                   93,516     Brunswick Corp.                                                                 3,528,359
                   68,871     Electronic Arts, Inc. *                                                         3,918,071
                  192,146     Hasbro, Inc.                                                                    3,775,669
                  226,307     Mattel, Inc. *                                                                  3,774,801
                                                                                                   ---------------------
                                                                                                             14,996,900
                                                                                                   ---------------------
                              Regional Banks (2.1%)
                  155,450     AmSouth Bancorporation                                                          3,926,667
                   88,354     Compass Bancshares, Inc.                                                        4,049,264
                  103,709     Fifth Third Bancorp                                                             3,809,232
                  105,906     First Horizon National Corp.                                                    3,849,683
                   39,165     M&T Bank Corp.                                                                  4,140,132
                   92,823     Marshall & Ilsley Corp.                                                         4,038,729
                  156,157     North Fork Bancorporation, Inc.                                                 3,982,004
                   87,977     Northern Trust Corp.                                                            4,447,237
                  144,390     Synovus Financial Corp.                                                         4,002,491
                  136,917     U.S. Bancorp                                                                    3,844,629
                   57,088     Zions Bancorporation                                                            4,065,236
                                                                                                   ---------------------
                                                                                                             44,155,304
                                                                                                   ---------------------
                              Restaurants (1.0%)
                  133,790     Darden Restaurants, Inc.                                                        4,063,202
                  126,826     McDonald's Corp.                                                                4,247,403
                   87,285     Starbucks Corp. *                                                               4,372,979
                   88,926     Wendy's International, Inc.                                                     4,015,009
                   81,073     Yum! Brands, Inc.                                                               3,924,744
                                                                                                   ---------------------
                                                                                                             20,623,337
                                                                                                   ---------------------
                              Savings Banks (0.6%)
                   66,634     Golden West Financial Corp.                                                     3,957,393
                  177,221     Sovereign Bancorp, Inc.                                                         3,905,951
                   97,560     Washington Mutual, Inc.                                                         3,826,303
                                                                                                   ---------------------
                                                                                                             11,689,647
                                                                                                   ---------------------
                              Semiconductors (3.3%)
                  191,723     Advanced Micro Devices, Inc. *                                                  4,831,420
                  213,911     Altera Corp. *                                                                  4,087,839
                  109,106     Analog Devices, Inc.                                                            4,052,197
                1,433,125     Applied Micro Circuits Corp. *                                                  4,299,375
                   94,650     Broadcom Corp. (Class A) *                                                      4,440,031
                  181,090     Freescale Semiconductor Inc. (Class B) *                                        4,270,102
                  165,283     Intel Corp.                                                                     4,074,226
                  106,900     Linear Technology Corp.                                                         4,018,371
                  457,108     LSI Logic Corp. *                                                               4,502,514
                   99,326     Maxim Integrated Products, Inc.                                                 4,236,254
                  338,995     Micron Technology, Inc. *                                                       4,508,633
                  175,032     National Semiconductor Corp.                                                    4,603,342
                  130,603     NVIDIA Corp. *                                                                  4,477,071
                  462,831     PMC - Sierra, Inc. *                                                            4,077,541
                  132,394     Texas Instruments Inc.                                                          4,488,157
                  149,802     Xilinx, Inc.                                                                    4,171,986
                                                                                                   ---------------------
                                                                                                             69,139,059
                                                                                                   ---------------------

                              Services to the Health Industry (1.0%)
                   70,336     Express Scripts, Inc. *                                                         4,374,899
                  160,835     IMS Health Inc.                                                                 4,048,217
                   85,413     Laboratory Corp. of America Holdings *                                          4,160,467
                   79,250     Medco Health Solutions Inc. *                                                   4,345,277
                   81,443     Quest Diagnostics Inc.                                                          4,116,129
                                                                                                   ---------------------
                                                                                                             21,044,989
                                                                                                   ---------------------
                              Specialty Insurance (0.6%)
                   59,096     Ambac Financial Group, Inc.                                                     4,258,458
                   70,458     MBIA Inc.                                                                       4,271,164
                   64,360     MGIC Investment Corp.                                                           4,131,912
                                                                                                   ---------------------
                                                                                                             12,661,534
                                                                                                   ---------------------
                              Specialty Stores (1.4%)
                  205,178     AutoNation, Inc. *                                                              4,097,405
                   44,397     AutoZone, Inc. *                                                                3,696,050
                  102,389     Bed Bath & Beyond Inc. *                                                        4,113,990
                  146,115     Office Depot, Inc. *                                                            4,339,616
                  129,815     OfficeMax Inc.                                                                  4,111,241
                  192,701     Staples, Inc.                                                                   4,108,385
                  115,004     Tiffany & Co.                                                                   4,573,709
                                                                                                   ---------------------
                                                                                                             29,040,396
                                                                                                   ---------------------
                              Specialty Telecommunications (0.6%)
                  117,402     CenturyTel, Inc.                                                                4,106,722
                  308,450     Citizens Communications Co.                                                     4,179,497
                1,087,604     Qwest Communications International, Inc. *                                      4,459,176
                                                                                                   ---------------------
                                                                                                             12,745,395
                                                                                                   ---------------------
                              Steel (0.6%)
                  149,639     Allegheny Technologies Inc.                                                     4,635,816
                   72,740     Nucor Corp.                                                                     4,290,933
                   96,376     United States Steel Corp.                                                       4,081,524
                                                                                                   ---------------------
                                                                                                             13,008,273
                                                                                                   ---------------------
                              Telecommunication Equipment (1.9%)
                  189,181     ADC Telecommunications, Inc. *                                                  4,324,678
                  369,431     Andrew Corp. *                                                                  4,119,156
                1,889,716     CIENA Corp. *                                                                   4,988,850
                  160,588     Comverse Technology, Inc. *                                                     4,218,647
                  214,446     Corning, Inc. *                                                                 4,145,241
                1,365,469     Lucent Technologies Inc. *                                                      4,437,774
                  183,384     Motorola, Inc.                                                                  4,050,953
                  100,243     QUALCOMM Inc.                                                                   4,485,874
                  453,764     Tellabs, Inc. *                                                                 4,773,597
                                                                                                   ---------------------
                                                                                                             39,544,770
                                                                                                   ---------------------
                              Tobacco (0.6%)
                   59,373     Altria Group, Inc.                                                              4,376,384
                   50,700     Reynolds American, Inc.                                                         4,209,114
                  101,276     UST, Inc.                                                                       4,239,413
                                                                                                   ---------------------
                                                                                                             12,824,911
                                                                                                   ---------------------
                              Tools/Hardware (0.6%)
                   49,287     Black & Decker Corp.                                                            4,045,970
                  119,648     Snap-On, Inc.                                                                   4,321,686
                   88,817     Stanley Works (The)                                                             4,145,978
                                                                                                   ---------------------
                                                                                                             12,513,634
                                                                                                   ---------------------
                              Trucks/Construction/Farm Machinery (1.0%)
                   75,235     Caterpillar Inc.                                                                4,420,056
                   47,192     Cummins Inc.                                                                    4,152,424
                   65,558     Deere & Co.                                                                     4,012,150
                  120,714     Navistar International Corp. *                                                  3,914,755
                   57,894     PACCAR, Inc.                                                                    3,930,424
                                                                                                   ---------------------
                                                                                                             20,429,809
                                                                                                   ---------------------

                              Wholesale Distributors (0.4%)
                   92,448     Genuine Parts Co.                                                               3,966,019
                   67,191     Grainger (W.W.), Inc.                                                           4,227,658
                                                                                                   ---------------------
                                                                                                              8,193,677
                                                                                                   ---------------------
                              TOTAL COMMON STOCKS
                                (Cost $1,288,146,032)                                                     2,090,585,043
                                                                                                   ---------------------

        PRINCIPAL
        AMOUNT IN
        THOUSANDS
--------------------------
                              SHORT-TERM INVESTMENT (1.5%)
                              REPURCHASE AGREEMENT
                 $ 32,053     Joint repurchase agreement account 3.825% due 10/03/05 (dated 9/30/05;
                              proceeds $32,063,217) (a) (Cost $ 32,053,000)                                  32,053,000
                                                                                                   ---------------------

                              TOTAL INVESTMENTS
                                (Cost $1,320,199,032) (b) (c)                      99.9%                  2,122,638,043
                              OTHER ASSETS IN EXCESS OF LIABILITIES                 0.1                       1,968,275
                                                                              ----------------     ---------------------
                              NET ASSETS                                          100.0%                 $2,124,606,318
                                                                              ================     =====================

*    Non-income producing security.

**   A portion of this security has been physically segregated in connection with open futures contracts in the amount of $1,460,250.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b)  Securities have been designated as collateral in an amount equal to
     $32,052,350 in connection with open futures contracts.

(c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $832,445,640 and the aggregate gross unrealized depreciation is $30,006,629, resulting in net unrealized appreciation of
     $802,439,011.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Equally-Weighted S&P 500 Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2005

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                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Equally-Weighted
     S&P 500 Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 21, 2005

                                              /s/ Ronald E. Robison
                                              Ronald E. Robison
                                              Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Equally-Weighted
     S&P 500 Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 21, 2005

                                         /s/ Francis Smith
                                         Francis Smith
                                         Principal Financial Officer

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